Document and Entity Information	12 Months Ended
Jun. 11, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 27, 2012
Registrant Name	Transparent Value Trust
Central Index Key	0001465886
Amendment Flag	false
Document Creation Date	Nov. 27, 2012
Document Effective Date	Nov. 27, 2012
Prospectus Date	Jun. 11, 2012